UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS	August 30, 2013* / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Municipal Bonds and Notes—98.7%
Alabama—2.5%
$ 240,000	Bessemer, AL GO Warrants	6.000%	02/01/2015	09/30/2013	A	$240,840
220,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	01/01/2022		216,735
1,720,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2018	01/01/2018		1,704,984
1,200,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/01/2019		1,187,448
375,000	Jefferson County, AL Limited Obligation School Warrant	5.500	02/15/2016	02/28/2015	B	367,189
915,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/01/2021		902,730
170,000	Jefferson County, AL School Warrants	5.500	02/15/2020	09/11/2018	B	161,151
2,080,000	Jefferson County, AL Sewer	5.250	02/01/2016	02/01/2016		2,031,494
660,000	Jefferson County, AL Sewer	5.250	02/01/2015	02/01/2015		649,678
2,985,000	Jefferson County, AL Sewer	5.250	02/01/2014	02/01/2014		2,964,821

						10,427,070
Alaska—1.4%
5,600,000	AK Energy Authority	6.600	07/01/2015	01/06/2015	B	6,014,904
Arizona—0.6%
500,000	AZ Health Facilities Authority (The Beatitudes Campus)	5.100	10/01/2022	07/05/2019	B	454,680
160,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	12/02/2017	B	182,739
1,510,000	Mohave County, AZ IDA (Mohave Prison)	7.250	05/01/2015	11/06/2014	B	1,600,947
125,000	Pinal County, AZ Community College District	4.000	07/01/2017	09/30/2013	A	125,358
10,000	Tempe, AZ Improvement District No. 175 (Rio Salado)	4.700	01/01/2015	09/30/2013	A	10,035

						2,373,759

1 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Arkansas—0.0%
$ 25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250%	11/01/2019	09/30/2013	A	$25,094
10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)	5.500	12/01/2016	09/30/2013	A	10,030

						35,124
California—18.9%
30,000	Alameda, CA Community Improvement Commission (Business & Waterfront)	4.400	02/01/2019	09/30/2013	A	30,031
90,000	Antelope Valley, CA Healthcare District	5.200	01/01/2017	09/30/2013	A	90,265
20,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	01/06/2014	A	20,987
50,000	Avalon, CA Community Improvement Agency	4.500	09/01/2022	09/01/2022		50,000
20,000	Barstow, CA Redevel. Agency	4.700	09/01/2022	09/01/2014	A	20,103
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		466,506
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		483,232
25,000	Belmont, CA Redevel. Agency (Los Costanos Communities Devel.)	5.300	08/01/2014	09/30/2013	A	25,067
100,000	Benicia, CA Water	4.150	11/01/2015	11/01/2013	A	102,301
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)	4.500	09/01/2017	03/01/2014	A	50,528
50,000	Bonny Doon, CA Union Elementary School District	4.625	06/01/2016	09/30/2013	A	50,127
50,000	Brea & Olinda, CA Unified School District COP	5.375	08/01/2014	09/30/2013	A	50,211
50,000	Brea, CA Redevel. Agency	4.000	08/01/2015	09/30/2013	A	50,118
100,000	CA Bay Area Government Association	4.500	07/01/2014	09/30/2013	A	100,845

2 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$ 200,000	CA College of the Sequoias Community District COP	5.000%	05/01/2023	09/30/2013	A	$200,120
85,000	CA County Tobacco Securitization Agency	4.250	06/01/2021	04/10/2015	B	78,894
155,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2029	06/12/2015	B	147,425
130,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	06/09/2017	B	122,784
135,000	CA Dept. of Transportation COP	5.250	03/01/2016	09/30/2013	A	135,553
1,075,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2021	06/01/2021		1,103,176
30,000	CA Educational Facilities Authority (Santa Clara University)	4.100	09/01/2018	09/30/2013	A	30,055
50,000	CA Educational Facilities Authority (University of Redlands)	4.125	10/01/2022	10/01/2013	A	50,006
135,000	CA GO	5.125	11/01/2024	11/01/2013	A	136,135
10,000	CA GO	5.250	06/01/2015	12/01/2013	A	10,125
20,000	CA GO	5.750	11/01/2017	11/01/2013	A	20,184
25,000	CA GO	5.500	06/01/2015	09/30/2013	A	25,109
10,000	CA GO	4.500	02/01/2014	09/30/2013	A	10,036
20,000	CA GO	5.250	10/01/2016	10/01/2013	A	20,085
5,000	CA GO	4.750	02/01/2018	09/30/2013	A	5,018
5,000	CA GO	5.250	10/01/2016	10/01/2013	A	5,022
10,000	CA GO	4.750	02/01/2016	09/30/2013	A	10,037
5,000	CA GO	5.500	05/01/2014	09/30/2013	A	5,022
15,000	CA GO	4.100	12/01/2014	09/30/2013	A	15,048
35,000	CA GO	4.800	08/01/2014	09/30/2013	A	35,133
2,200,000	CA Health Facilities Financing Authority (Marshall Medical Center)	5.000	11/01/2024	11/01/2014	A	2,299,968
150,000	CA HFA (Home Mtg.)	4.200	08/01/2016	08/01/2016		153,942
150,000	CA HFA (Home Mtg.)	3.850	08/01/2015	08/01/2015		152,632
200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	09/30/2013	A	201,046

3 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$ 1,900,000	CA Infrastructure and Economic Devel. (Workers VComp Relief)	5.250%	10/01/2015	10/01/2013	A	$1,908,075
25,000	CA Public Works	4.600	10/01/2013	10/01/2013		25,091
50,000	CA Public Works	4.750	10/01/2014	09/30/2013	A	50,185
15,885,000	CA Public Works	6.500	09/01/2017	10/19/2015	B	17,308,614
15,000	CA Public Works	5.500	06/01/2014	06/01/2014		15,589
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	09/30/2013	A	100,352
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	09/30/2013	A	75,287
160,000	CA Public Works (California Community Colleges)	4.625	12/01/2013	09/30/2013	A	160,584
50,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	09/30/2013	A	50,149
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/30/2013	A	25,089
25,000	CA Public Works (California Community Colleges)	4.750	10/01/2014	09/30/2013	A	25,093
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/30/2013	A	15,053
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	09/30/2013	A	20,057
250,000	CA Public Works (California State University)	5.000	09/01/2015	09/30/2013	A	250,927
50,000	CA Public Works (California State University)	5.500	09/01/2015	09/30/2013	A	50,206
150,000	CA Public Works (California State University)	5.250	10/01/2015	09/30/2013	A	150,588
15,000	CA Public Works (Dept. of Corrections)	5.500	06/01/2015	12/05/2014	B	15,684
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	09/30/2013	A	25,094
25,000	CA Public Works (Dept. of Forestry)	4.875	10/01/2018	09/30/2013	A	25,086
10,000	CA Public Works (Dept. of General Services Mission Valley)	4.500	03/01/2016	09/30/2013	A	10,032
10,000	CA Public Works (Dept. of General Services)	4.900	03/01/2022	09/30/2013	A	10,027
60,000	CA Public Works (Dept. of General Services)	4.600	03/01/2017	09/30/2013	A	60,194
50,000	CA Public Works (Dept. of General Services)	4.000	12/01/2014	09/30/2013	A	50,154
35,000	CA Public Works (Dept. of Justice Building)	4.700	05/01/2014	09/30/2013	A	35,127

4 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$ 15,000	CA Public Works (Dept. of Veterans Affairs)	5.250%	11/01/2013	09/30/2013	A	$15,063
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	09/30/2013	A	100,400
35,000	CA Public Works (Dept. of Youth Authority)	4.700	12/01/2016	12/01/2013	A	35,362
100,000	CA Public Works (Mission Valley)	4.400	03/01/2015	09/30/2013	A	100,296
75,000	CA Public Works (State Universities)	5.500	12/01/2018	09/30/2013	A	75,289
50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	09/30/2013	A	50,143
30,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	09/30/2013	A	30,124
550,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	09/30/2013	A	552,112
10,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	09/30/2013	A	10,044
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	09/30/2013	A	50,213
30,000	CA Public Works (Various State Universities)	5.375	12/01/2019	09/30/2013	A	30,109
3,000,000	CA Statewide CDA (LAJHFTA/EVOTLAJHFTA/GVOTLAJHOTA Obligated Group)	5.000	11/15/2018	11/15/2013	A	3,026,790
15,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	09/30/2013	A	15,042
45,000	CA Statewide CDA Water & Wastewater	4.500	10/01/2023	09/30/2013	A	45,032
35,000	CA Statewide CDA Water & Wastewater	4.600	10/01/2015	09/30/2013	A	35,104
300,000	CA Water Resource Devel. GO, Series F	3.500	07/01/2015	09/30/2013	A	300,759
25,000	CA Water Resource Devel. GO, Series J	4.100	08/01/2014	09/30/2013	A	25,080
25,000	CA Water Resource Devel. GO, Series K	4.750	11/01/2013	09/30/2013	A	25,096
35,000	CA Water Resource Devel. GO, Series L	4.800	08/01/2015	09/30/2013	A	35,131
5,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2018	09/30/2013	A	5,016
20,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2016	09/30/2013	A	20,068
25,000	CA Water Resource Devel. GO, Series M	4.900	10/01/2013	10/01/2013		25,099
25,000	CA Water Resource Devel. GO, Series M	4.000	10/01/2018	09/30/2013	A	25,071

5 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$ 30,000	CA Water Resource Devel. GO, Series N	5.500%		06/01/2016	09/30/2013	A	$30,130
35,000	CA Water Resource Devel. GO, Series P	5.800		06/01/2015	09/30/2013	A	35,161
40,000	CA Water Resource Devel. GO, Series Q	4.750		03/01/2018	09/30/2013	A	40,145
35,000	CA Water Resource Devel. GO, Series Q	4.750		03/01/2021	09/30/2013	A	35,125
35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.750		09/01/2015	09/30/2013	A	35,280
15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.900		09/01/2018	09/30/2013	A	15,231
405,000	Cerritos, CA Public Financing Authority	5.000		11/01/2018	11/01/2018		434,132
55,000	Chico, CA Public Financing Authority	4.875		04/01/2017	09/30/2013	A	55,096
175,000	Chico, CA Public Financing Authority	4.700		04/01/2015	09/30/2013	A	175,532
100,000	Clovis, CA Unified School District COP (School Site Acquisition)	5.250		11/01/2013	09/30/2013	A	100,411
250,000	Compton, CA Unified School District	3.000	[1]	06/01/2016	06/01/2016		233,447
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Parking Structure)	4.750		03/01/2014	09/30/2013	A	25,091
50,000	Culver City, CA Redevel. Agency Tax Allocation	4.750		11/01/2014	09/30/2013	A	50,106
10,000	Del Mar, CA COP Sewer System	5.000		09/01/2015	01/03/2014	A	10,187
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1	5.200		09/01/2014	03/01/2014	A	133,143
200,000	Duarte, CA Redevel. Agency Tax Allocation	4.000		10/01/2016	10/01/2013	A	205,288
50,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.900		07/01/2015	09/30/2013	A	50,100
15,000	Encina, CA Joint Powers Financing Authority Wastewater	5.125		08/01/2014	02/01/2014	A	15,305
4,825,000	Eureka, CA Union School District	3.358	[1]	08/01/2018	06/15/2016	B	4,102,794
25,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1	4.100		10/01/2013	10/01/2013		25,076

6 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$ 25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	4.600%		09/01/2013	09/01/2013		$25,002
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500		10/01/2017	10/01/2013	A	125,265
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	4.750		09/01/2026	03/23/2025	B	228,792
300,000	Fresno, CA GO	4.600		08/15/2016	09/30/2013	A	300,435
90,000	Fresno, CA Joint Powers Financing Authority	4.750		04/01/2023	04/01/2023		88,352
20,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)	5.000		09/01/2013	09/01/2013		20,003
150,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.250		10/01/2013	10/01/2013		150,451
365,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.500		10/01/2015	09/30/2013	A	365,985
180,000	Glendora, CA Public Finance Authority (Glendora Community Redevel. Agency)	4.100		09/01/2015	09/30/2013	A	180,286
610,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2020	10/15/2020		663,399
580,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2019	10/15/2019		635,077
845,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2019	10/15/2019		925,241
885,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2020	10/15/2020		962,473
75,000	Industry, CA GO	4.250		01/01/2020	09/30/2013	A	75,748
50,000	Industry, CA Urban Devel. Agency	4.750		05/01/2024	05/01/2024		48,630
125,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500		04/01/2014	04/01/2014		128,822
100,000	La Habra, CA COP	4.600		09/01/2013	09/01/2013		100,011
50,000	Lake Arrowhead, CA Community Services District	4.400		06/01/2014	09/30/2013	A	50,162
100,000	Lake Elsinore, CA Unified School District COP	4.750		02/01/2020	09/30/2013	A	100,035
180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250		12/01/2016	12/01/2014	A	187,666
105,000	Lincoln, CA Public Financing Authority	4.250		08/01/2017	09/30/2013	A	105,145
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000		11/15/2015	11/15/2015		1,584,645
5,000,000	Los Angeles County, CA Community Devel. Properties[2]	0.560	[3]	09/01/2042	09/06/2013	A	5,000,000

7 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$ 10,000	Los Angeles, CA Community Redevel. Agency (Police Emergency Command Control Communication System)	4.900%		09/01/2013	09/01/2013		$10,001
50,000	Los Angeles, CA Municipal Improvement Corp.	4.600		09/01/2013	09/01/2013		50,006
20,000	Los Angeles, CA Parking System	4.750		05/01/2015	11/01/2013	A	20,148
50,000	Los Angeles, CA Parking System	5.125		05/01/2016	11/01/2013	A	50,336
800,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	12/01/2014	A	802,976
25,000	Los Angeles, CA State Building Authority	5.500		10/01/2016	09/30/2013	A	25,081
60,000	Madera County, CA COP (Valley Children’s Hospital)	4.750		03/15/2018	09/30/2013	A	60,567
75,000	Marin County, CA Open Space Financing Authority	5.125		09/15/2027	09/15/2013	A	75,902
25,000	Merced, CA Redevel. Agency Tax Allocation	4.750		12/01/2015	09/30/2013	A	25,048
70,000	Montebello, CA COP	5.300		11/01/2018	09/30/2013	A	70,181
330,000	Moorpark, CA Redevel. Agency Tax Allocation	4.875		10/01/2018	09/30/2013	A	330,320
25,000	Mountain View, CA COP (City Hall Community Theatre)	4.750		08/01/2015	09/30/2013	A	25,091
50,000	Oakland, CA Unified School District	4.250		08/01/2014	09/30/2013	A	50,138
25,000	Oakland, CA Unified School District	5.250		08/01/2019	09/30/2013	A	25,095
245,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	02/13/2014	A	252,046
100,000	Ontario, CA Redevel. Financing Authority (Project No. 1 Center City & Cimarron)	5.250		08/01/2014	09/30/2013	A	100,250
12,755,000	Orange County, CA COP (Civic Center Facilities)	3.338	[1]	12/01/2018	11/30/2016	B	10,539,201
50,000	Orange, CA Redevel. Agency Tax Allocation	4.600		09/01/2018	09/30/2013	A	50,160
50,000	Orinda, CA Union School District	4.700		10/15/2019	09/30/2013	A	50,157
50,000	Palmdale, CA Water District COP	4.125		10/01/2018	10/01/2014	A	52,028
1,750,000	Pasadena, CA COP (Old Pasadena Parking Facility)	6.250		01/01/2018	02/15/2016	B	1,938,755
15,000	Pasadena, CA Electric	4.750		06/01/2022	09/30/2013	A	15,024
50,000	Pinole, CA Redevel. Agency Tax Allocation (Vista Redevel.)	4.500		08/01/2022	09/30/2013	A	50,001

8 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$ 40,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)	5.000%	09/01/2013	09/01/2013		$40,005
300,000	Rancho Mirage, CA Redevel. Agency Tax Allocation	4.125	04/01/2017	09/30/2013	A	300,336
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	4.625	09/01/2017	09/30/2013	A	50,072
155,000	Rialto, CA Unified School District	3.875	09/01/2015	09/30/2013	A	155,254
35,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	4.750	07/01/2023	09/30/2013	A	35,125
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		732,739
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		675,417
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		708,577
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		131,790
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		122,749
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		127,205
1,000,000	Riverside County, CA Palm Desert Financing Authority	6.000	05/01/2022	05/01/2018	A	1,095,670
460,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)	6.500	12/01/2021	05/06/2018	A	491,055
75,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.700	08/01/2014	09/30/2013	A	75,269
20,000	Rocklin, CA COP (Police Facilities)	4.100	09/01/2017	09/30/2013	A	20,033
100,000	Rocklin, CA Stanford Ranch Community Facilities District	4.600	11/01/2018	11/01/2013	A	100,418
20,000	Rohnert Park, CA COP	4.600	07/01/2014	09/30/2013	A	20,061
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2016	02/15/2016		283,213
5,360,000	Sacramento, CA City Financing Authority	5.375	11/01/2014	05/07/2014	B	5,500,110
135,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2014	09/30/2013	A	135,554
30,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750	05/01/2017	09/30/2013	A	30,116

9 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$ 160,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750%	05/01/2023	09/30/2013	A	$160,621
50,000	Sacramento, CA Unified School District COP	4.750	03/01/2018	09/30/2013	A	50,104
5,000	Sacramento, CA Unified School District COP	4.750	03/01/2017	09/30/2013	A	5,012
50,000	Sacramento, CA Unified School District COP	4.600	03/01/2015	09/30/2013	A	50,148
155,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	09/23/2013	A	155,660
100,000	San Bernardino County, CA Flood Control District	4.000	08/01/2016	09/30/2013	A	100,247
50,000	San Bernardino County, CA Flood Control District	4.500	08/01/2019	09/30/2013	A	50,093
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		166,509
35,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		38,852
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2015	10/01/2015		161,289
25,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		27,642
225,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2015	10/01/2015		241,934
5,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2016	10/01/2016		5,481
20,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600	01/01/2015	07/07/2014	B	19,441
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		565,616
35,000	San Francisco, CA City & County COP	4.200	04/01/2017	09/30/2013	A	35,107
65,000	San Francisco, CA City & County Redevel. Financing Authority	4.750	08/01/2018	09/30/2013	A	65,093
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	4.500	08/01/2015	08/01/2015		319,988
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.700	09/01/2019	09/30/2013	A	50,177
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.250	09/01/2014	09/30/2013	A	50,163
130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.600	09/01/2018	09/30/2013	A	130,451
20,000	San Francisco, CA City & County, COP (Juvenile Hall Replacement)	4.000	03/01/2017	09/30/2013	A	20,058
50,000	San Francisco, CA Community College District	5.000	06/15/2014	09/30/2013	A	50,700

10 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$ 45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500%	12/01/2018	09/30/2013	A	$45,151
45,000	San Ysidro, CA School District	4.500	09/01/2017	09/30/2013	A	45,080
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	09/30/2013	A	50,135
25,000	Santa Ana, CA COP (City Hall Expansion)	4.700	01/01/2017	09/30/2013	A	25,067
30,000	Santa Barbara, CA Redevel. Agency (Central City)	4.700	03/01/2015	09/30/2013	A	30,090
25,000	Santa Barbara, CA Redevel. Agency (Central City)	4.900	03/01/2017	09/30/2013	A	25,052
50,000	Santa Barbara, CA Redevel. Agency (Central City)	4.600	03/01/2014	09/30/2013	A	50,159
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	12/01/2013	A	328,585
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		325,686
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		651,210
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		386,148
100,000	Santa Fe Springs, CA Community Devel. Commission	4.750	09/01/2022	09/30/2013	A	100,020
50,000	Santa Fe Springs, CA Community Devel. Commission	4.200	09/01/2013	09/01/2013		50,005
75,000	Santa Fe Springs, CA Community Devel. Commission	4.500	09/01/2017	09/30/2013	A	75,103
70,000	Santa Fe Springs, CA Community Devel. Commission	4.300	09/01/2015	09/30/2013	A	70,138
50,000	Santa Fe Springs, CA Community Devel. Commission	4.375	09/01/2016	09/30/2013	A	50,087
50,000	Sante Fe Springs, CA Community Devel. Commission	4.600	09/01/2019	09/30/2013	A	50,036
130,000	Sante Fe Springs, CA Community Devel. Commission	4.600	09/01/2018	09/30/2013	A	130,129
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		272,136
15,000	Selma, CA Unified School District	4.700	06/01/2015	09/30/2013	A	15,054
50,000	Signal Hill, CA Redevel. Agency	4.600	10/01/2022	09/30/2013	A	50,004
30,000	Signal Hill, CA Redevel. Agency	4.000	10/01/2014	09/30/2013	A	30,076
60,000	Signal Hill, CA Redevel. Agency	4.300	10/01/2017	09/30/2013	A	60,068

11 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$ 200,000	Sonoma County, CA COP	3.900%	11/15/2015	09/27/2013	A	$200,550
310,000	Stockton, CA COP (Wastewater System)	4.000	09/01/2019	09/30/2013	A	310,375
405,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	09/23/2013	A	405,709
25,000	Stockton, CA Public Financing Authority (Parking)	4.500	09/01/2016	09/01/2016		24,230
65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	09/30/2013	A	65,133
100,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)	4.875	09/01/2017	09/30/2013	A	100,196
675,000	Val Verde, CA Unified School District	5.000	01/01/2018	01/01/2015	A	691,855
500,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	4.750	09/01/2015	09/30/2013	A	501,520
750,000	Vernon, CA Electric System	5.125	08/01/2021	09/04/2018	A	802,245
125,000	West Covina, CA Redevel. Agency	4.600	09/01/2015	09/30/2013	A	125,221
415,000	West Sacramento, CA Redevel. Agency	4.750	09/01/2013	09/01/2013		415,033
70,000	West Sacramento, CA Redevel. Agency	4.750	09/01/2019	03/01/2014	A	70,325
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		282,992
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		281,898
190,000	Westside, CA Elementary School District	3.850	08/01/2015	09/30/2013	A	190,359

						84,918,587
Colorado—1.3%
3,000,000	CO E-470 Public Highway Authority	5.500	09/01/2024	09/01/2015	A	3,174,090
1,965,000	Larimer County, CO School District No. R-001 Poudre	7.000	12/15/2016	08/08/2015	B	2,139,138
90,000	Larimer County, CO School District No. R-001 Poudre	7.000	12/15/2016	08/08/2015	B	97,976
200,000	Montrose County, CO Memorial Hospital	5.250	12/01/2017	09/30/2013	A	200,416
30,000	Weld County, CO School District No. 6 (Greeley)	5.000	12/01/2015	12/01/2013	A	30,357
5,000	Weld County, CO School District RE002	5.000	12/01/2021	09/30/2013	A	5,019

						5,646,996
Connecticut—0.1%
25,000	CT GO	5.250	06/15/2014	09/30/2013	A	25,105

12 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Connecticut Continued
$ 50,000	CT H&EFA (St. Joseph Living)	4.750%		11/01/2014	09/30/2013	A	$50,177
200,000	Prospect, CT GO	4.625		07/15/2015	09/30/2013	A	200,612
25,000	Winchester, CT GO	4.500		06/01/2019	09/30/2013	A	25,046

							300,940
District of Colombia—0.3%
625,000	District of Columbia (Kipp Charter School)	5.000		07/01/2023	07/01/2023		640,112
355,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	09/30/2013	A	358,479
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600	[1]	10/01/2015	10/01/2015		115,866

							1,114,457
Florida—3.6%
270,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	5.500		10/01/2022	02/12/2019	B	251,851
100,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)	6.000		11/01/2019	09/15/2017	B	103,954
250,000	Brevard County, FL Local Optional Fuel Tax	5.000		08/01/2017	08/01/2015	A	266,137
285,000	Dade County, FL GO (Seaport)	5.750		10/01/2015	09/30/2013	A	286,282
10,000	Dade County, FL Res Rec	5.500		10/01/2013	10/01/2013		10,041
50,000	Englewood, FL Water District	4.750		10/01/2013	10/01/2013		50,186
125,000	Escambia County, FL Utilities Authority	6.250		01/01/2015	08/27/2014	B	129,144
1,000,000	FL Citizens Property Insurance Corp.	5.000		06/01/2020	06/01/2020		1,093,400
5,000,000	FL Citizens Property Insurance Corp.	1.310	[3]	06/01/2015	06/01/2014	A	5,070,800
20,000	FL Correctional Private Commission (350 Bed Youthful) COP	5.000		08/01/2017	02/01/2014	A	20,382
10,000	FL Dept. of General Services	4.500		09/01/2019	09/30/2013	A	10,034
75,000	FL Dept. of General Services	4.600		09/01/2014	09/30/2013	A	75,267
15,000	FL Dept. of General Services	4.750		09/01/2018	09/30/2013	A	15,055
300,000	FL HEFFA (University of Tampa)	4.000		04/01/2014	04/01/2014		305,151

13 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Florida Continued
$ 100,000	FL Mid-Bay Bridge Authority	5.950%		10/01/2022	02/06/2017	B	$97,479
50,000	FL Municipal Loan Council	5.250		12/01/2015	12/01/2013	A	50,562
15,000	FL Municipal Loan Council	5.250		12/01/2016	12/01/2013	A	15,190
15,000	FL Municipal Loan Council	5.250		12/01/2016	12/01/2013	A	15,157
5,000	FL Municipal Loan Council	5.250		12/01/2016	12/01/2013	A	5,063
15,000	FL Municipal Loan Council	5.250		12/01/2015	12/01/2013	A	15,190
45,000	FL Municipal Loan Council	5.250		12/01/2015	12/01/2013	A	45,570
15,000	FL Municipal Loan Council	5.250		12/01/2016	12/01/2013	A	15,190
40,000	FL Municipal Loan Council	5.250		12/01/2015	12/01/2013	A	40,506
15,000	FL Municipal Loan Council	5.250		11/01/2014	09/30/2013	A	15,055
25,000	FL Municipal Loan Council	5.250		11/01/2013	09/30/2013	A	25,096
225,000	FL Municipal Power Agency	1.992	[3]	10/01/2013	10/01/2013		224,962
50,000	FL Water Pollution Control	5.500		01/15/2015	09/30/2013	A	50,215
25,000	FL Water Pollution Control	4.875		01/15/2017	09/30/2013	A	25,094
85,000	Flagler County, FL School District	5.000		08/01/2018	09/30/2013	A	85,280
5,000	Fort Pierce, FL Utilities Authority	5.375		10/01/2015	09/30/2013	A	5,021
50,000	Hernando County, FL School Board	4.875		12/01/2018	09/30/2013	A	50,062
200,000	Indian River County, FL Revenue (Spring Training Facility)	5.250		04/01/2017	09/30/2013	A	200,810
150,000	Indian River County, FL Revenue (Spring Training Facility)	5.250		04/01/2015	09/30/2013	A	150,607
50,000	Jea, FL St. John’s River Power Park System	4.250		10/01/2013	10/01/2013		50,170
10,000	Jupiter, FL Sales Tax	4.750		09/01/2016	09/30/2013	A	10,036
50,000	Marion County, FL GO	4.625		08/01/2017	09/30/2013	A	50,174
50,000	Marion County, FL GO	4.500		08/01/2015	09/30/2013	A	50,169
350,000	Miami, FL (Homeland Defense/Neighborhood)	4.800		01/01/2020	09/30/2013	A	350,882
195,000	Miami, FL GO	5.375		09/01/2013	09/01/2013		195,025

14 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Florida Continued
$ 100,000	Miami, FL GO	5.375%		09/01/2014	09/30/2013	A	$100,369
50,000	Miami, FL GO	4.375		09/01/2016	09/30/2013	A	50,150
145,000	Miami, FL GO	5.375		09/01/2015	09/30/2013	A	145,495
55,000	Miami-Dade County, FL Solid Waste	5.000		10/01/2018	09/30/2013	A	55,209
20,000	Miami-Dade County, FL Solid Waste	5.000		10/01/2019	09/30/2013	A	20,076
355,000	Miami-Dade County, FL Solid Waste	4.750		10/01/2018	09/30/2013	A	356,278
50,000	Miami-Dade County, FL Solid Waste	5.000		10/01/2014	09/30/2013	A	50,195
100,000	Miami-Dade County, FL Solid Waste	5.500		10/01/2015	09/30/2013	A	100,426
25,000	Miami-Dade County, FL Special Obligation (Courthouse Center)	4.750		04/01/2020	09/30/2013	A	25,089
105,000	Miami-Dade County, FL Special Obligation (Courthouse Center)	4.750		04/01/2018	09/30/2013	A	105,374
50,000	Miami-Dade County, FL Special Obligation (Courthouse Center)	4.750		04/01/2020	09/30/2013	A	50,178
2,350,000	Miami-Dade County, FL Special Obligation, Series A	1.729	[3]	04/01/2014	01/01/2014	A	2,347,345
90,000	Miami-Dade County, FL Stormwater Utility	5.000		04/01/2019	09/30/2013	A	90,307
25,000	Palm Beach County, FL Health Facilities Authority (Abbey Delray)	6.250		11/15/2015	09/30/2013	A	25,053
25,000	Palm Beach County, FL School Board	5.000		08/01/2015	09/30/2013	A	25,097
365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	6.125		09/15/2021	06/29/2019	A	372,293
20,000	Plantation, FL GO	5.000		08/15/2021	09/30/2013	A	20,076
100,000	St. Petersburg, FL Health Facilities Authority (All Children’s Hospital)	5.500		11/15/2017	09/30/2013	A	100,425
25,000	Sunrise, FL Special Tax District No. 1	4.875		10/01/2018	09/30/2013	A	25,091
290,000	Sunrise, FL Special Tax District No. 1	4.800		10/01/2017	09/30/2013	A	291,041
65,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000		12/01/2015	09/30/2013	A	65,306
1,000,000	Village Center, FL Community Devel. District	5.250		10/01/2023	10/01/2013	A	1,010,770

							14,957,892

15 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Georgia—0.8%
$ 35,000	Atlanta, GA GO	5.000%		12/01/2021	09/30/2013	A	$35,132
5,000	Atlanta, GA HDC (Bedford Pines)	7.000		11/15/2021	09/30/2013	A	5,012
835,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	4.000		11/01/2025	07/29/2020	B	728,145
9,000	Crisp County, GA Hospital Authority (Crisp Regional Hospital)	5.450		07/01/2015	11/26/2014	B	9,455
50,000	GA Main Street Natural Gas	5.125		09/15/2015	09/15/2015		53,568
35,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000		12/01/2018	09/30/2013	A	35,119
575,000	GA Private Colleges & University Authority (Mercer University)	5.000		10/01/2020	10/01/2020		622,783
280,000	GA Private Colleges & University Authority (Spelman College)	5.250		06/01/2021	09/30/2013	A	281,053
1,000,000	Metropolitan Atlanta, GA Rapid Transit Authority	6.250		07/01/2020	08/21/2016	B	1,129,720

							2,899,987
Hawaii—0.2%
445,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	5.000		07/01/2020	07/13/2019	B	439,905
555,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	5.750		07/01/2023	07/14/2022	B	545,559
15,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)	5.350		07/01/2018	09/30/2013	A	15,030

							1,000,494
Idaho—0.0%
25,000	Mountain Home, ID Golf Course	5.000		01/01/2015	09/30/2013	A	25,074
Illinois—17.5%
105,000	Blue Island, IL GO	4.900		12/15/2014	09/30/2013	A	105,407
8,000,000	Centerpoint, IL Intermodal Center Program[2]	3.730	[3]	06/15/2023	12/17/2013	A	7,988,240
100,000	Chicago, IL Board of Education	5.250		12/01/2018	09/30/2013	A	100,301
500,000	Chicago, IL Board of Education	5.000		12/01/2015	09/30/2013	A	501,550
390,000	Chicago, IL Board of Education	5.250		12/01/2020	09/30/2013	A	391,104
6,375,000	Chicago, IL Board of Education	5.000		12/01/2015	12/01/2014	A	6,659,835
355,000	Chicago, IL Board of Education	5.000		12/01/2021	09/30/2013	A	355,884

16 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Illinois Continued
$ 2,000,000	Chicago, IL Board of Education (School Reform)	3.720	[1]%	12/01/2021	12/01/2021		$1,375,600
50,000	Chicago, IL Board of Education (School Reform)	4.750		12/01/2016	09/30/2013	A	50,112
80,000	Chicago, IL Building Acquisition COP	5.400		01/01/2019	09/30/2013	A	80,328
100,000	Chicago, IL GO	5.250		01/01/2022	01/01/2014	A	101,190
300,000	Chicago, IL GO	5.125		01/01/2015	09/09/2014	A	310,572
100,000	Chicago, IL GO	5.125		01/01/2015	01/01/2014	A	101,659
5,880,000	Chicago, IL GO	5.000		12/01/2024	11/26/2021	B	5,865,300
350,000	Chicago, IL Midway Airport, Series B	5.000		01/01/2022	09/30/2013	A	351,162
140,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2016	09/30/2013	A	140,565
75,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2014	09/30/2013	A	75,319
50,000	Chicago, IL Motor Fuel Tax	5.250		01/01/2017	09/30/2013	A	50,197
175,000	Chicago, IL State University (Auxiliary Facilities System)	5.000		12/01/2018	09/30/2013	A	176,267
50,000	Cook County, IL GO	5.250		11/15/2016	11/15/2013	A	50,492
200,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250		12/01/2022	12/01/2022		183,962
5,000	Geneva, IL Electric	4.800		05/01/2019	09/30/2013	A	5,017
325,000	IL Civic Center	5.000		12/15/2015	09/30/2013	A	326,216
50,000	IL Civic Center	5.500		12/15/2015	09/30/2013	A	50,208
465,000	IL Civic Center	6.250		12/15/2020	10/13/2017	B	518,494
20,000	IL Civic Center	5.000		12/15/2013	09/30/2013	A	20,079
25,000	IL COP	6.375		07/01/2017	09/30/2013	A	25,042
300,000	IL Devel. Finance Authority (Northern Illinois University)	4.875		09/01/2016	09/30/2013	A	300,957
35,000	IL Devel. Finance Authority (Provena Health)	5.125		05/15/2023	09/30/2013	A	35,133
90,000	IL Devel. Finance Authority (Provena Health)	5.750		05/15/2016	09/30/2013	A	90,399
70,000	IL Educational Facilities Authority (Lake Forest College)	5.000		10/01/2018	09/30/2013	A	70,119

17 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Illinois Continued
$ 50,000	IL Finance Authority (East Richland)	5.050%		11/01/2022	11/01/2013	A	$50,407
350,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)	3.000		05/15/2014	05/15/2014		347,252
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2022	07/01/2022		1,019,270
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2023	07/01/2023		1,007,670
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2021	07/01/2021		1,597,519
230,000	IL GO	5.250		10/01/2015	10/01/2013	A	230,920
6,500,000	IL GO	5.000		07/01/2022	07/01/2022		6,686,875
65,000	IL GO	5.000		10/01/2016	10/01/2013	A	65,248
530,000	IL GO	5.000		10/01/2019	10/01/2013	A	532,104
19,600,000	IL GO	2.000	[3]	10/01/2033	09/06/2013	A	19,600,000
235,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)	6.250		01/01/2017	09/30/2013	A	235,924
530,000	IL Health Facilities Authority (Holy Family Medical Center)	5.125		08/15/2022	09/30/2013	A	530,074
40,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	3.625		08/01/2016	08/01/2016		41,284
125,000	IL Medical District COP	5.000		06/01/2022	07/07/2020	B	124,684
14,100,000	IL Toll Highway Authority	0.600	[3]	01/01/2016	09/06/2013	A	14,100,000
1,000,000	Lemont, IL GO	4.850		12/01/2016	09/30/2013	A	1,003,660
40,000	McHenry County, IL Conservation District	5.000		02/01/2014	09/30/2013	A	40,159
100,000	Melrose Park, IL GO	4.950		06/15/2022	09/30/2013	A	100,051
100,000	Melrose Park, IL GO	4.700		12/15/2019	09/30/2013	A	100,088
100,000	Melrose Park, IL GO	4.600		12/15/2018	09/30/2013	A	100,110
225,000	Riverdale, IL GO	4.500		01/01/2017	09/30/2013	A	225,412
605,000	Saint Clair County, IL School District No. 189 East Saint Louis	3.000		01/01/2016	01/01/2016		581,435
300,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.100		01/01/2020	01/01/2020		275,226
340,000	Southwestern, IL Devel. Authority (Granite City)	5.250		03/01/2023	11/12/2016	B	334,019

							75,386,101

18 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Indiana—0.6%
$ 35,000	Delaware County, IN Redevel. District	6.875%		02/01/2018	09/30/2013	A	$35,088
1,000,000	Hammond, IN Local Public Improvement District	5.000		02/01/2024	02/01/2018	A	1,019,720
290,000	IN Bond Bank	3.134	[3]	10/15/2014	10/15/2014		294,025
20,000	IN Bond Bank (Conservancy District)	5.125		10/01/2022	09/30/2013	A	20,078
20,000	IN Devel. Finance Authority (RCAI/RCAP/CCF Obligated Group)	5.050		01/01/2019	09/30/2013	A	20,033
1,150,000	IN Municipal Power Agency	5.500		01/01/2016	09/02/2014	B	1,207,856
20,000	Rushville, IN Sewer	5.700		01/01/2016	09/30/2013	A	20,090

							2,616,890
Iowa—0.0%
15,000	IA HFA (Multifamily Hsg.)	6.000		04/01/2021	10/01/2013	A	15,026
130,000	Keokuk, IA Hospital Facility (Keokuk Area Hospital)	5.250		12/01/2021	09/30/2013	A	130,057

							145,083
Kansas—0.0%
150,000	KS Independent College Finance Authority (University of St. Mary)	5.750		09/01/2025	09/30/2013	A	153,627
70,000	Wyandotte County/Kansas City, KS Unified Government Special Obligation (Kansas International Speedway Corp.)	5.000		12/01/2018	09/30/2013	A	70,231

							223,858
Kentucky—0.0%
25,000	KY EDFA (Norton Healthcare/Norton Hospitals Obligated Group)	5.900		10/01/2016	10/01/2013	A	25,346
35,000	Louisville & Jefferson County, KY Regional Airport Authority	4.000		07/01/2014	09/30/2013	A	35,107
20,000	Owensboro, KY Water	4.750		09/15/2015	09/30/2013	A	20,072
10,000	Owensboro, KY Water	4.600		09/15/2013	09/15/2013		10,018

							90,543
Louisiana—1.0%
5,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)	5.125		10/01/2018	09/30/2013	A	5,009

19 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Louisiana Continued
$ 3,000,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000%	05/15/2024	05/15/2015	A	$3,108,210
10,000	New Orleans, LA (Drain System)	5.000	12/01/2018	09/30/2013	A	10,021
10,000	New Orleans, LA Audubon Park Commission	5.200	12/01/2014	09/30/2013	A	10,039
50,000	New Orleans, LA Drain System	4.600	12/01/2021	09/30/2013	A	50,035
100,000	New Orleans, LA Sewage Service	5.000	06/01/2016	09/30/2013	A	100,254
400,000	New Orleans, LA Sewage Service	5.500	06/01/2017	09/30/2013	A	401,084
200,000	New Orleans, LA Sewage Service	5.375	06/01/2015	09/30/2013	A	200,532
35,000	New Orleans, LA Sewage Service	5.125	06/01/2019	09/30/2013	A	35,069
200,000	New Orleans, LA Water	5.000	12/01/2021	09/30/2013	A	200,558
90,000	Tangipahoa Parish, LA Hospital Services District No. 1 (North Oaks Medical Center)	5.375	02/01/2016	09/30/2013	A	91,170

						4,211,981
Maine—0.0%
10,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group	5.000	07/01/2028	09/30/2013	A	10,024
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	4.800	07/01/2014	09/30/2013	A	5,018
20,000	ME H&HEFA (Maine Medical Center/Spurwink School Obligated Group)	5.000	07/01/2018	09/30/2013	A	20,043
20,000	ME H&HEFA (Waldo County General Hospital/Medical Care Devel. Obligated Group)	5.100	07/01/2018	09/30/2013	A	20,044
10,000	ME H&HEFA (Waldo County General Hospital/Medical Care Devel. Obligated Group)	5.000	07/01/2029	09/30/2013	A	10,025

						65,154
Maryland—0.5%
105,000	Anne Arundel County, MD GO	5.000	03/01/2016	09/30/2013	A	105,407
2,220,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	4.400	07/01/2021	09/30/2013	A	2,222,020
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250	06/30/2019	09/30/2013	A	50,154

						2,377,581

20 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Massachusetts—1.5%
$ 10,000	Clinton, MA GO	4.750%		03/15/2017	09/30/2013	A	$10,037
10,000	Clinton, MA GO	4.750		03/15/2016	09/30/2013	A	10,036
25,000	Fall River, MA GO	5.250		02/01/2016	09/30/2013	A	25,350
1,095,000	MA Bay Transportation Authority	6.200		03/01/2016	11/02/2014	B	1,164,204
250,000	MA Devel. Finance Agency (Avon Association)	5.000		04/01/2018	04/01/2018		271,443
1,000,000	MA GO	0.460	[3]	02/01/2015	02/01/2014	A	998,560
2,000,000	MA GO	0.510	[3]	09/01/2015	09/01/2014	A	2,002,420
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000		07/01/2014	09/30/2013	A	100,357
1,600,000	MA Special Obligation	1.858	[3]	01/01/2018	01/01/2014	A	1,641,696
100,000	MA Special Obligation (Consolidated Loan)	2.744	[3]	06/01/2017	09/03/2013	A	106,254
25,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	09/30/2013	A	25,103
20,000	MA Water Pollution Abatement Trust	4.750		02/01/2019	09/30/2013	A	20,072
45,000	MA Water Pollution Abatement Trust	4.750		02/01/2021	09/30/2013	A	45,149

							6,420,681
Michigan—6.4%
345,000	Detroit, MI Downtown Devel. Authority	4.828	[1]	07/01/2016	07/01/2016		292,953
470,000	Detroit, MI Downtown Devel. Authority	5.000		07/01/2018	08/01/2016	B	456,901
50,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		49,403
100,000	Detroit, MI GO	5.000		04/01/2017	04/01/2017		97,086
100,000	Detroit, MI GO	5.000		04/01/2015	04/01/2015		99,035
85,000	Detroit, MI GO	5.000		04/01/2014	04/01/2014		84,800
30,000	Detroit, MI GO	5.000		04/01/2016	04/01/2016		29,416
40,000	Detroit, MI Sewer Disposal System	5.000		07/01/2021	07/01/2021		39,236

21 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Michigan Continued
$ 420,000	Detroit, MI Sewer Disposal System	5.000%		07/01/2024	07/01/2024		$399,701
205,000	Detroit, MI Sewer Disposal System	5.500		07/01/2015	07/01/2015		207,593
4,000,000	Detroit, MI Sewer Disposal System	1.060	[3]	07/01/2029	09/12/2013	A	4,000,000
65,000	Detroit, MI Sewer Disposal System	5.000		07/01/2017	07/01/2017		64,211
160,000	Detroit, MI Water Supply System	5.000		07/01/2022	07/01/2022		155,538
650,000	Detroit, MI Water Supply System	5.000		07/01/2019	07/01/2019		640,367
50,000	Detroit, MI Water Supply System	4.800		07/01/2018	07/01/2018		49,424
100,000	Detroit, MI Water Supply System	6.000		07/01/2015	07/01/2015		101,717
2,170,000	Detroit, MI Water Supply System	2.418	[3]	07/01/2014	01/01/2014		2,170,217
1,000,000	Detroit, MI Water Supply System	5.000		07/01/2018	07/01/2018		996,960
100,000	Detroit, MI Water Supply System	5.250		07/01/2018	09/30/2013	A	100,001
1,905,000	Detroit, MI Water Supply System	2.418	[3]	07/01/2014	01/01/2014	A	1,905,190
10,000	Flint, MI Charter Township Building Authority (Police Station)	4.400		12/01/2017	12/01/2013	A	10,058
75,000	Grand Rapids, MI Building Authority	4.000		10/01/2014	09/30/2013	A	75,203
20,000	Lyon Township, MI GO	3.800		05/01/2015	11/01/2013	A	20,102
10,000,000	MI Finance Authority (State Aid)	4.375		08/20/2014	08/20/2014		10,060,400
1,790,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		08/01/2020	06/16/2015	A	1,891,815
100,000	MI Hospital Finance Authority (OH/OUH/OHP Obligated Group)	5.500		11/01/2018	11/01/2013	A	100,901
50,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)	5.500		01/15/2018	09/30/2013	A	50,110
1,465,000	MI Hsg. Devel. Authority, Series A	4.750		10/01/2019	04/23/2017	A	1,530,500
525,000	MI Strategic Fund Limited Obligation (NSF International)	5.125		08/01/2019	09/30/2013	A	525,809
25,000	Reed City, MI Public Schools	4.750		05/01/2014	11/01/2013	A	25,179
105,000	Taylor, MI GO	5.000		09/01/2014	09/01/2014		108,631
440,000	Wayne County, MI Building Authority	5.250		06/01/2016	09/30/2013	A	441,681

22 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$ 290,000	Wayne County, MI Downriver Sewer Disposal	5.125%	11/01/2015	11/01/2013	A	$291,722
1,115,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2018	11/01/2013	A	1,119,382
20,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2013	11/01/2013		20,166
180,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2014	11/01/2013	A	181,215

						28,392,623
Minnesota—0.6%
1,055,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)	5.000	12/01/2018	07/11/2017	B	1,113,384
305,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2016	03/01/2016		309,587
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2015	03/01/2015		147,391
205,000	Woodbury, MN Charter School (MSA Building Company)	3.650	12/01/2020	12/01/2020		191,148
100,000	Woodbury, MN Charter School (MSA Building Company)	2.900	12/01/2017	12/01/2017		96,775
180,000	Woodbury, MN Charter School (MSA Building Company)	2.650	12/01/2016	12/01/2016		175,936

						2,034,221
Mississippi—0.3%
5,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	09/30/2013	A	5,018
285,000	MS Devel. Bank (Gulfport Water & Sewer System)	5.250	07/01/2019	07/01/2015	A	309,470
800,000	MS Devel. Bank (Jackson Water & Sewer System)	5.250	12/01/2022	12/01/2022		903,152

						1,217,640
Missouri—0.4%
30,000	Bi-State Devel. Agency, MO of the Missouri-Illinois Metro District (Metrolink Cross Country)	4.400	10/01/2018	10/01/2013	A	30,109
750,000	Franklin County, MO IDA (Phoenix Center II Community Improvement District)	4.000	11/01/2025	11/01/2025		672,052
25,000	Lebanon, MO COP	4.800	03/01/2015	09/30/2013	A	25,078
200,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	09/30/2013	A	200,856
70,000	MO Environmental Improvement & Energy Resources Authority	7.200	07/01/2016	09/30/2013	A	72,307

23 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri Continued
$ 40,000	MO Environmental Improvement & Energy Resources Authority	5.000%	01/01/2020	09/30/2013	A	$40,154
25,000	MO Environmental Improvement & Energy Resources Authority	5.375	01/01/2017	09/30/2013	A	25,105
320,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	09/30/2013	A	321,222
15,000	MO Monarch-Chesterfield Levee District	5.450	03/01/2014	09/30/2013	A	15,061

						1,401,944
Multi States—0.3%
1,083,669	Public Hsg. Capital Fund Multi-State Revenue Trust III[2]	5.000	07/01/2022	07/01/2022		1,106,263
Nebraska—0.0%
50,000	Lincoln, NE (Antelope Valley)	5.000	09/15/2016	09/30/2013	A	50,192
Nevada—1.4%
250,000	Clark County, NV School District	5.000	06/15/2016	12/15/2015	A	272,935
1,045,000	North Las Vegas, NV GO	5.000	05/01/2021	05/01/2016	A	1,064,751
1,500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	10/01/2016	A	1,507,380
1,000,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2022	10/01/2016	A	1,009,770
1,105,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2021	10/01/2016	A	1,123,177
650,000	Reno, NV Hospital (Renown Regional Medial Center/Renown Network Services Obligated Group)	5.500	06/01/2023	06/01/2018	A	679,257
15,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	09/30/2013	A	15,023

						5,672,293
New Jersey—5.5%
50,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)	4.125	07/01/2016	09/30/2013	A	50,110
150,000	Lacey, NJ Municipal Utilities Authority	5.000	12/01/2015	12/01/2013	A	151,236
20,000	Lindenwold, NJ GO	4.050	12/01/2016	09/30/2013	A	20,046
50,000	Lydhurst Township, NJ GO	4.700	05/01/2017	09/30/2013	A	50,177
5,575,000	Newark, NJ GO	2.000	12/11/2013	12/11/2013		5,586,819
1,080,000	Newark, NJ GO	2.000	12/11/2013	12/11/2013		1,083,208
1,075,000	Newark, NJ GO (Special Emergency Notes)	2.000	12/11/2013	12/11/2013		1,077,279

24 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New Jersey Continued
$ 25,000	NJ EDA (Municipal Loan Pool)	4.625%		11/15/2020	09/30/2013	A	$25,081
250,000	NJ EDA (School Facilities Construction)	2.031	[3]	02/01/2018	10/01/2013	A	259,330
50,000	NJ Educational Facilities Authority (Kean University)	4.900		07/01/2014	09/30/2013	A	50,181
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000		12/01/2017	06/28/2017	B	98,875
250,000	NJ Higher Education Student Assistance Authority (Student Loans)	5.000		06/01/2014	06/01/2014		258,655
225,000	NJ Hsg. & Mtg. Finance Agency, Series AA	5.250		04/01/2016	04/01/2016		238,446
4,605,000	NJ Tobacco Settlement Financing Corp.	4.500		06/01/2023	01/14/2017	B	4,135,797
5,000,000	NJ Turnpike Authority[2]	0.810	[3]	01/01/2024	09/06/2013	A	5,008,800
30,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2020	12/01/2013	A	30,281
5,000,000	Seaside Heights, NJ Special Emergency Notes	2.000		12/19/2013	12/19/2013		5,011,450

							23,135,771
New York—4.5%
20,000	Charlotte Valley, NY Central School District	4.250		06/15/2015	12/15/2013	A	20,286
400,000	Chemung County, NY IDA (Arnot Ogden Medical Center)	4.250		11/01/2017	11/01/2013	A	401,568
3,640,000	L.I., NY Power Authority, Series D	2.506	[3]	09/01/2015	09/01/2015		3,651,102
1,000,000	Long Beach, NY GO	3.000		12/20/2013	12/20/2013		1,002,850
200,000	NY Tobacco Settlement Financing Corp. (TASC)	5.250		06/01/2021	09/30/2013	A	200,592
9,000,000	NY Tobacco Settlement Financing Corp. (TASC)	5.250		06/01/2020	09/30/2013	A	9,001,350
70,000	NYC GO	3.986	[3]	08/01/2017	02/01/2014	A	75,077
15,000	NYC GO	5.000		08/01/2015	09/30/2013	A	15,055
200,000	NYC IDA (New York Institute of Technology)	5.250		03/01/2018	09/30/2013	A	200,710
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)	4.000		11/15/2017	09/30/2013	A	20,058
50,000	NYS DA (Brookdale Hospital Medical Center)	5.200		02/15/2016	09/30/2013	A	50,206
20,000	NYS DA (Special Act School Districts)	6.000		07/01/2019	09/30/2013	A	20,084

25 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New York Continued
$ 4,000,000	NYS DA (State University Educational Facilities)	5.250%		05/15/2015	09/22/2014	B	$4,200,400
100,000	NYS DA (Wyckoff Heights Medical Center)	5.200		02/15/2014	09/30/2013	A	100,392
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	09/30/2013	A	50,145
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	09/30/2013	A	50,145
55,000	NYS GO	3.886	[3]	08/01/2015	08/01/2015		57,325
15,000	NYS HFA (Hospital & Nursing Home)	5.150		11/01/2016	09/30/2013	A	15,059
5,000	Oneida County, NY IDA (Presbyterian Home for Central, NY)	5.000		03/01/2014	03/01/2014		5,113
150,000	Port Authority NY/NJ, 116th Series	5.250		10/01/2014	09/30/2013	A	150,629
150,000	Port Authority NY/NJ, 116th Series	4.500		10/01/2018	09/30/2013	A	150,504
40,000	Suffolk County, NY IDA (Dowling College)	6.700		12/01/2020	09/30/2013	A	40,006
325,000	Westchester County, NY Tobacco Asset Securitization Corp.	4.500		06/01/2021	12/10/2013	B	317,086

							19,795,742
North Carolina—1.4%
5,720,000	Durham, NC Hsg. Authority (Greens of Pine Glen) LIFERS[4]	0.440	[3]	10/01/2047	09/06/2013	A	5,720,000
40,000	Iredell County, NC GO	4.750		02/01/2017	09/30/2013	A	40,947
20,000	Iredell County, NC GO	4.750		02/01/2014	09/30/2013	A	20,175
250,000	NC Medical Care Commission (Catholic Health East)	5.250		11/15/2022	05/15/2017	A	265,650

							6,046,772
Ohio—0.6%
1,120,000	Adams County-Ohio Valley, OH Local School District	7.000		12/01/2015	12/19/2014	B	1,203,317
150,000	Akron, OH Sewer System	5.000		12/01/2017	12/01/2017		161,787
750,000	Akron, OH Sewer System	5.000		12/01/2015	12/01/2015		797,880
150,000	Beavercreek, OH Local School District	6.600		12/01/2015	01/03/2015	B	160,642
10,000	Hudson City, OH GO	4.600		12/01/2014	09/30/2013	A	10,036
395,000	Solon, OH School District	5.500		12/01/2016	07/08/2015	B	410,812
25,000	Sylvania, OH City School District	5.250		12/01/2013	09/30/2013	A	25,106

							2,769,580

26 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Oklahoma—0.2%
$ 50,000	McAlester, OK Public Works Authority	4.900%		02/01/2020	02/01/2014	A	$50,903
100,000	OK Devel. Finance Authority	4.875		07/01/2022	09/30/2013	A	101,370
820,000	Tulsa, OK Industrial Authority (University of Tulsa)	6.000		10/01/2016	04/26/2015	B	855,998

							1,008,271
Oregon—0.1%
15,000	Eugene, OR	4.700		06/01/2014	09/30/2013	A	15,058
20,000	Lake Oswego, OR GO	4.375		06/01/2018	09/30/2013	A	20,064
15,000	Mount Hood, OR Community College District	4.900		07/15/2016	09/30/2013	A	15,058
250,000	OR Facilities Authority (Student Housing-Ashland)	2.000		07/01/2015	07/01/2015		256,083
10,000	OR GO (Alternate Energy)	4.750		01/01/2016	09/30/2013	A	10,036
40,000	OR Health Hsg. Educational & Cultural Facilities Authority (Peacehealth)	5.250		11/15/2021	09/30/2013	A	40,136

							356,435
Pennsylvania—5.7%
250,000	Allegheny County, PA HEBA (Carlow University)	4.500		11/01/2016	11/01/2016		252,597
35,000	Allegheny County, PA Residential Finance Authority	4.850		05/01/2015	09/30/2013	A	35,104
150,000	Allentown, PA City School District	4.300		03/15/2018	09/30/2013	A	150,472
400,000	Butler County, PA General Authority (Hampton Township School District)	0.350	[3]	09/01/2027	09/06/2013	A	400,000
15,000	Carbondale, PA Hsg. Corp.	8.125		05/01/2019	09/30/2013	A	15,558
200,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)	5.250		06/01/2017	06/13/2016	B	221,362
14,000,000	Emmaus, PA General Authority	0.400	[3]	12/01/2028	09/06/2013	A	14,000,000
2,205,000	Harrisburg, PA Water System[5]	5.000		07/15/2018	07/15/2014	A	2,215,650
365,000	Hazleton, PA GO	4.100		12/01/2019	09/30/2013	A	365,518
355,000	Hazleton, PA GO	4.050		12/01/2018	09/30/2013	A	355,561
345,000	Hazleton, PA GO	4.000		12/01/2017	09/30/2013	A	345,655
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	3.750		04/01/2017	04/01/2017		194,528

27 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Pennsylvania Continued
$ 2,710,000	Luzerne County, PA GO	7.000%	11/01/2018	08/29/2016	B	$3,117,882
100,000	Luzerne County, PA GO	4.000	08/15/2015	09/30/2013	A	100,189
100,000	PA EDFA (Waste Management/Waste Management of Pennsylvania Obligated Group)	2.750	09/01/2013	09/01/2013		100,001
30,000	PA HEFA (Lycoming College)	5.250	11/01/2024	11/01/2013	A	30,255
275,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	10/19/2015	A	275,473
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250	06/15/2023	02/27/2021	B	717,364
100,000	Philadelphia, PA Gas Works	5.000	09/01/2020	09/01/2014	A	103,754
50,000	Philadelphia, PA Gas Works	5.375	07/01/2021	09/30/2013	A	50,161
20,000	Philadelphia, PA Parking Authority, Series A	5.050	02/15/2014	09/30/2013	A	20,074
460,000	Philadelphia, PA School District	5.000	08/01/2018	08/01/2015	A	487,214
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority	4.050	02/15/2018	09/30/2013	A	50,062
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	544,750
500,000	Susquehanna, PA Area Regional Airport Authority	3.000	01/01/2017	07/19/2015	A	487,640

						24,636,824
Rhode Island—0.9%
40,000	Pawtucket, RI GO	4.700	07/01/2015	09/30/2013	A	40,100
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	09/30/2013	A	100,243
100,000	Providence, RI Public Building Authority, Series A	5.000	12/15/2017	09/30/2013	A	100,141
10,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2015	09/30/2013	A	10,025
170,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	09/30/2013	A	170,381
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	09/30/2013	A	10,034
15,000	RI Clean Water Protection Finance Agency	5.000	10/01/2015	09/30/2013	A	15,058

28 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Rhode Island Continued
$ 100,000	RI Clean Water Protection Finance Agency	5.500%	10/01/2018	09/30/2013	A	$100,426
5,000	RI Clean Water Protection Finance Agency	5.000	10/01/2018	10/01/2013	A	5,020
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	09/30/2013	A	50,191
10,000	RI Health & Educational Building Corp. (Newport Hospital)	5.100	07/01/2015	09/30/2013	A	10,033
120,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	09/30/2013	A	120,406
1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.000	05/15/2026	05/15/2016	A	1,426,390
315,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.000	06/01/2023	09/30/2013	A	315,284
1,500,000	RI Water Resource Board (Public Drinking Water)	4.000	03/01/2014	09/30/2013	A	1,504,320
155,000	West Warwick, RI GO	5.100	03/01/2021	09/30/2013	A	155,507
350,000	West Warwick, RI GO	4.750	03/01/2014	09/30/2013	A	351,225

						4,484,784
South Carolina—0.5%
360,000	Greenwood, SC Metropolitan District	5.000	04/01/2017	09/30/2013	A	361,109
380,000	Greenwood, SC Metropolitan District	5.000	04/01/2018	09/30/2013	A	381,079
400,000	Greenwood, SC Metropolitan District	5.000	04/01/2019	09/30/2013	A	401,020
360,000	Greenwood, SC Metropolitan District	5.000	04/01/2014	09/30/2013	A	306,211
380,000	Greenwood, SC Metropolitan District	5.000	04/01/2015	09/30/2013	A	321,245
400,000	Greenwood, SC Metropolitan District	5.000	04/01/2016	09/30/2013	A	341,322
15,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)	5.000	07/01/2018	09/30/2013	A	15,050
20,000	SC Public Service Authority	5.000	01/01/2021	09/09/2013	A	20,024
85,000	SC Public Service Authority	5.000	01/01/2015	09/09/2013	A	85,101

						2,232,161
Tennessee—2.1%
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2017	12/15/2017		736,391
125,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2016	12/15/2016		136,363

29 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Tennessee Continued
$ 200,000	Lafollette, TN Electric System	4.900%		03/01/2019	09/30/2013	A	$200,380
7,000,000	Memphis, TN HE&HFB (Arbors Hickory Ridge) LIFERS[4]	0.440	[3]	01/01/2049	09/06/2013	A	7,000,000
200,000	TN Energy Acquisition Gas Corp.	5.250		09/01/2019	09/01/2019		218,130
175,000	TN Energy Acquisition Gas Corp.	5.000		02/01/2017	02/01/2017		187,498
60,000	TN Energy Acquisition Gas Corp.	5.000		09/01/2015	09/01/2015		63,577
200,000	TN Energy Acquisition Gas Corp.	5.250		09/01/2018	09/01/2018		219,240

							8,761,579
Texas—1.8%
135,000	Bexar County, TX GO	5.500		06/15/2015	09/30/2013	A	135,582
10,000	Brazosport, TX Independent School District	5.500		02/15/2019	09/30/2013	A	10,043
50,000	Cinco, TX Municipal Utility District No. 9	3.850		09/01/2014	09/30/2013	A	50,115
200,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750		02/15/2018	06/29/2016	B	206,066
25,000	Corpus Christi, TX Business & Job Devel. Corp.	5.000		09/01/2021	09/30/2013	A	25,075
150,000	Donna, TX GO COP	4.750		02/01/2015	09/30/2013	A	150,289
4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[5]	7.000		08/15/2023	08/15/2017	A	4,426,800
10,000	El Paso, TX Tax Increment	5.000		08/15/2024	09/30/2013	A	10,037
50,000	El Paso, TX Tax Increment	5.000		08/15/2022	09/30/2013	A	50,184
100,000	Galveston County, TX Water Control & Improvement District No. 1	4.000		03/01/2016	09/30/2013	A	100,288
25,000	Gonzales, TX Healthcare System	5.350		08/15/2015	09/30/2013	A	25,105
90,000	Harris County, TX Municipal Utility District No. 149	4.250		10/01/2014	09/30/2013	A	90,248
200,000	Midtown, TX Redevel. Authority	4.900		01/01/2017	09/30/2013	A	200,520
200,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250		08/15/2021	06/28/2016	A	210,314
35,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625		05/15/2022	09/30/2013	A	35,113
465,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700		04/01/2017	09/30/2013	A	467,051

30 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$ 200,000	Red River, TX Health Facilities Devel. Corp. (Witchita Falls Retirement Foundation)	4.700%	01/01/2022	07/12/2018	B	$187,290
100,000	TX GO	5.500	08/01/2015	09/30/2013	A	100,433
160,000	TX Lower Colorado River Authority	5.375	05/15/2020	09/04/2013	A	160,091
50,000	TX Lower Colorado River Authority	5.375	05/15/2019	09/04/2013	A	50,029
5,000	TX Lower Colorado River Authority	5.500	05/15/2019	09/30/2013	A	5,019
10,000	TX Lower Colorado River Authority	5.250	05/15/2021	09/30/2013	A	10,038
20,000	TX Lower Colorado River Authority	5.250	05/15/2021	09/04/2013	A	20,011
5,000	TX Lower Colorado River Authority	5.375	05/15/2020	09/30/2013	A	5,020
95,000	TX Public Finance Authority (Southern University Financing System)	5.000	05/01/2014	09/11/2013	A	95,137
390,000	TX Public Finance Authority (Southern University)	5.500	11/01/2017	09/11/2013	B	390,624
75,000	TX Public Finance Authority (Texas Military Facilities Commission)	5.000	04/01/2016	09/30/2013	A	75,290
250,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)	5.350	12/01/2017	01/08/2016	B	259,435
20,000	Willis, TX Independent School District	4.375	02/15/2017	09/30/2013	A	20,051

						7,571,298
Vermont—0.3%
50,000	Burlington, VT COP (Parking Facility)	4.625	12/01/2014	09/30/2013	A	50,176
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		209,448
350,000	Burlington, VT GO	5.000	11/01/2016	11/01/2016		378,301
370,000	Burlington, VT GO	5.000	11/01/2017	11/01/2017		400,410
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		419,391

						1,457,726
Virginia—0.1%
115,000	Broadway, VA IDA (Bridgewater College)	4.500	04/01/2017	09/30/2013	A	115,138
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		407,468

31 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Virginia Continued
$ 80,000	Norfolk, VA Redevel. & Hsg. Authority (Merrimack Landing)	5.500%		12/01/2013	09/30/2013	A	$80,334
5,000	VA Hsg. Devel. Authority, Series A	4.300		01/01/2015	01/01/2014	A	5,051
65,000	VA Northern Transportation District (Virginia Railway Express)	5.375		07/01/2014	09/30/2013	A	65,872

							673,863
Washington—4.2%
450,000	Cowlitz County, WA Sewer (Seattle-Northwest Securities Corp.)	5.500		11/01/2016	11/14/2015	B	483,147
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600		03/01/2028	02/09/2024	B	22,431
100,000	WA GO (Motor Vehicle Fuel Tax)	5.000		07/01/2015	09/30/2013	A	100,403
10,085,000	WA Health Care Facilities Authority (Kadlec Medical Center)	0.500	[3]	12/01/2036	09/06/2013	A	10,085,000
20,000	WA Health Care Facilities Authority (Southwest Medical Center)	5.000		09/01/2019	09/30/2013	A	20,032
7,820,000	WA Tobacco Settlement Authority (TASC)	6.500		06/01/2026	09/30/2013	A	7,866,842

							18,577,855
West Virginia—0.1%
465,000	WV Hospital Finance Authority (Camden-Clark Memorial Hospital)	5.250		02/15/2018	02/15/2014	A	471,998
25,000	WV School Building Authority	4.500		07/01/2015	09/30/2013	A	25,084

							497,082
Wisconsin—0.1%
50,000	Beloit, WI Water System	4.375		11/01/2018	11/01/2013	A	50,350
25,000	Franklin, WI Public School District	4.500		04/01/2015	09/30/2013	A	25,083
100,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)	5.100		07/01/2022	01/01/2014	A	101,436
480,000	New Berlin, WI School District	5.000		03/01/2015	03/01/2014	A	491,074
20,000	Weston, WI Community Devel. Authority	4.650		10/01/2016	09/30/2013	A	20,045

							687,988
U.S. Possessions—10.4%
100,000	Guam International Airport Authority	5.250		10/01/2023	10/01/2013	A	99,993
65,000	Guam International Airport Authority	5.250		10/01/2014	10/01/2013	A	65,209
250,000	Guam Power Authority, Series A	5.000		10/01/2022	10/01/2022		280,152
75,000	Puerto Rico Children’s Trust Fund (TASC)	4.250		05/15/2014	09/30/2013	A	75,175

32 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 6,015,000	Puerto Rico Commonwealth GO	2.063	[3]%	07/01/2019	07/01/2019		$5,643,453
3,050,000	Puerto Rico Commonwealth GO	2.043	[3]	07/01/2018	07/01/2018		2,913,391
190,000	Puerto Rico Commonwealth GO	5.500		07/01/2016	07/01/2016		193,225
8,550,000	Puerto Rico Commonwealth GO	2.083	[3]	07/01/2020	07/01/2020		7,917,129
1,880,000	Puerto Rico Commonwealth GO	4.750		12/01/2015	12/01/2013	A	1,895,172
800,000	Puerto Rico Commonwealth GO	5.000		07/01/2023	07/01/2023		712,648
40,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	07/01/2018		39,300
380,000	Puerto Rico Commonwealth GO	6.000		07/01/2016	07/01/2016		391,423
680,000	Puerto Rico Commonwealth GO	6.000		07/01/2015	07/01/2015		699,801
1,285,000	Puerto Rico Commonwealth GO	5.650		07/01/2015	01/04/2015	B	1,334,048
255,000	Puerto Rico Commonwealth GO	4.157	[1]	07/01/2016	07/01/2016		217,579
500,000	Puerto Rico Commonwealth GO	5.250		07/01/2015	07/01/2015		516,985
380,000	Puerto Rico Commonwealth GO	4.500		07/01/2023	11/02/2022	B	324,873
220,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	07/01/2018		217,967
500,000	Puerto Rico Convention Center Authority	5.000		07/01/2019	07/01/2019		462,085
60,000	Puerto Rico Electric Power Authority, Series KK	5.500		07/01/2016	07/01/2016		61,337
295,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2017	07/01/2017		299,204
20,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2016	07/01/2016		20,445
800,000	Puerto Rico Electric Power Authority, Series OO	5.000		07/01/2014	07/01/2014		807,592
270,000	Puerto Rico Electric Power Authority, Series PP	5.000		07/01/2023	07/01/2023		226,592
235,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2022	07/01/2022		202,716
455,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2023	07/01/2023		381,849
500,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2019	07/01/2019		494,140
100,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2019	07/01/2019		94,497

33 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 390,000	Puerto Rico Electric Power Authority, Series UU	1.143	[3]%	07/01/2017	07/01/2017		$317,526
25,000	Puerto Rico Electric Power Authority, Series WW	5.250		07/01/2014	07/01/2014		25,196
120,000	Puerto Rico Electric Power Authority, Series ZZ	5.000		07/01/2018	07/01/2018		115,165
155,000	Puerto Rico Government Devel. Bank	5.000		12/01/2013	12/01/2013		155,426
130,000	Puerto Rico HFA	5.000		12/01/2018	12/01/2013	A	132,077
35,000	Puerto Rico HFA	4.600		12/01/2024	12/01/2013	A	35,011
105,000	Puerto Rico HFA	5.000		12/01/2015	12/01/2013	A	106,678
310,000	Puerto Rico HFC	3.384	[1]	01/01/2014	01/01/2014		307,678
50,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	09/30/2013	B	50,143
220,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2016	07/01/2014	A	220,244
40,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2020	07/01/2020		39,750
330,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2022	01/22/2021	B	284,860
50,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2014	07/01/2014		50,514
7,000,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2015	01/04/2015	B	7,262,360
5,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	09/30/2013	A	5,013
800,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	09/30/2013	A	800,272
355,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	10/01/2014		351,269
240,000	Puerto Rico Infrastructure Financing Authority, Series A	4.500		07/01/2014	07/01/2014		240,516
1,750,000	Puerto Rico Infrastructure Financing Authority, Series C	5.500		07/01/2017	07/01/2017		1,750,788
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2021	10/01/2021		90,836
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2020	10/01/2020		279,711
520,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2018	09/30/2013	A	521,347
200,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	09/30/2013	A	202,474
440,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2019	09/30/2013	A	441,065

34 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 60,000	Puerto Rico Municipal Finance Agency, Series A	5.250%	08/01/2021	09/30/2013	A	$60,086
120,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	09/30/2013	A	120,399
170,000	Puerto Rico Municipal Finance Agency, Series A	4.750	08/01/2022	08/01/2022		152,228
65,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	09/30/2013	A	65,284
100,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	09/30/2013	A	100,285
110,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	09/30/2013	A	110,313
345,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2014	09/30/2013	A	346,156
100,000	Puerto Rico Municipal Finance Agency, Series C	5.000	08/01/2014	08/01/2014		101,649
360,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2014	A	360,050
750,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022		665,333
1,000,000	Puerto Rico Public Buildings Authority	6.000	07/01/2024	07/01/2024		889,260
1,000,000	Puerto Rico Public Buildings Authority	5.250	07/01/2017	07/01/2017		991,910

						44,336,852
Total Investments, at Value (Cost $432,461,572)—98.7%						428,158,915
Other Assets New of Liabilities—1.3						5,422,127

Net Assets—100.0%						$433,581,042

Footnotes to Statement of Investments

*August 30, 2013 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

**Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

35 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

1. Zero coupon bond reflects effective yield on the date of the purchase.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,103,303 or 4.41% of the Fund’s net assets as of August 30, 2013.

3. Represents the current interest rate for a variable or increasing rate security.

4. Restricted security. The aggregate value of restricted securities as of August 30, 2013 was $12,720,000, which represents 2.93% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)

Durham, NC Hsg. Authority (Greens of Pine Glen) LIFERS	4/29/13	$5,720,000	$5,720,000	$—
Memphis, TN HE&HFB (Arbors Hickory Ridge) LIFERS	4/6/13	7,000,000	7,000,000	—

		$12,720,000	$12,720,000	$—

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after August 30, 2013. See accompanying Notes.

36 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments Continued

To simplify the listings of securities, abbreviations are used per the table below:

CCF	Catholic Community Foundation
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EMH	Elmhurst Memorial Hospital
EMHC	Elmhurst Memorial Healthcare
EMHH	Elmhurst Memorial Home Health
EPA	Environmental Protection Agency
ERDA	Energy Research and Devel. Authority
EVOTLAJHFTA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GVOTLAJHOTA	Grancell Village of the Los Angeles Jewish Home for the Aging
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Health Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island

37 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

LAJHFTA	Los Angeles Jewish Home for the Aging
LH&S	Lutheran Home & Services
LH&SFTA	Lutheran Home & Services for the Aged
LHFTA	Lutheran Home for the Aged
LIFERS	Long Inverse Floating Exempt Receipts
LILCO	Long Island Lighting Corp.
MSA	Math & Science Academy
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OH	Oakwood Healthcare
OHP	Oakwood Health Promotions
OUH	Oakwood United Hospitals
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
RCAI	Roman Catholic Archdiocese of Indianapolis
RCAP	Roman Catholic Archdiocese Properties
RIH	Rhode Island Hospital
Res Rec	Resource Recovery Facility
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
Y/S	Yucaipa/Sweetwater

38 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund

39 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of August 30, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$6,657,772
Sold securities	441,069

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

40 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

41 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are

42 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

43 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in

44 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific

45 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

46 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

47 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of August 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$10,427,070	$—	$10,427,070
Alaska	—	6,014,904	—	6,014,904
Arizona	—	2,373,759	—	2,373,759
Arkansas	—	35,124	—	35,124
California	—	84,918,587	—	84,918,587
Colorado	—	5,646,996	—	5,646,996
Connecticut	—	300,940	—	300,940
District of Colombia	—	1,114,457	—	1,114,457
Florida	—	14,957,892	—	14,957,892
Georgia	—	2,899,987	—	2,899,987
Hawaii	—	1,000,494	—	1,000,494
Idaho	—	25,074	—	25,074
Illinois	—	75,386,101	—	75,386,101
Indiana	—	2,616,890	—	2,616,890
Iowa	—	145,083	—	145,083
Kansas	—	223,858	—	223,858
Kentucky	—	90,543	—	90,543
Louisiana	—	4,211,981	—	4,211,981
Maine	—	65,154	—	65,154
Maryland	—	2,377,581	—	2,377,581
Massachusetts	—	6,420,681	—	6,420,681
Michigan	—	28,392,623	—	28,392,623
Minnesota	—	2,034,221	—	2,034,221
Mississippi	—	1,217,640	—	1,217,640
Missouri	—	1,401,944	—	1,401,944
Multi States	—	1,106,263	—	1,106,263

48 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes Continued
Nebraska	$—	$50,192	$—	$50,192
Nevada	—	5,672,293	—	5,672,293
New Jersey	—	23,135,771	—	23,135,771
New York	—	19,795,742	—	19,795,742
North Carolina	—	6,046,772	—	6,046,772
Ohio	—	2,769,580	—	2,769,580
Oklahoma	—	1,008,271	—	1,008,271
Oregon	—	356,435	—	356,435
Pennsylvania	—	24,636,824	—	24,636,824
Rhode Island	—	4,484,784	—	4,484,784
South Carolina	—	2,232,161	—	2,232,161
Tennessee	—	8,761,579	—	8,761,579

49 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes Continued
Texas	$—	$7,571,298	$—	$7,571,298
Vermont	—	1,457,726	—	1,457,726
Virginia	—	673,863	—	673,863
Washington	—	18,577,855	—	18,577,855
West Virginia	—	497,082	—	497,082
Wisconsin	—	687,988	—	687,988
U.S. Possessions	—	44,336,852	—	44,336,852

Total Assets	$—	$428,158,915	$—	$428,158,915

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Restricted Securities

As of August 30, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by

50 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Restricted Securities (Continued)

the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$432,489,389

Gross unrealized appreciation	$1,001,263
Gross unrealized depreciation	(5,331,737)

Net unrealized depreciation	$(4,330,474)

51 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr. Principal Executive Officer

Date:	10/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr. Principal Executive Officer

Date:	10/14/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted Principal Financial Officer

Date:	10/14/2013